Derivative Liability - Schedule of Derivative Liability Assumptions (Details)		6 Months Ended
	Jun. 15, 2020 $ / shares	Sep. 30, 2020 $ / shares
Stock price on valuation date	$ .42	$ .80
Conversion price	$ .28	$ .28
Days to maturity	273 days	166 days
Weighted-average Volatility [Member]
Derivative liability measurement input	3.67	3.27
Risk-free Rate [Member]
Derivative liability measurement input	.18	0.0012